Commitments	9 Months Ended
Mar. 31, 2025
Commitments [Abstract]
Commitments
Note 20. Commitments
As at 31 March 2025, the Group had commitments of $363,880,000 (30 June 2024: $194,641,000) which are payable in installments as set out below.
As at 31 March 2025, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Mining Hardware
Amounts payable within 12 months of balance date	145,932	116,982
Other Commitments
Amounts payable within 12 months of balance date	217,948	77,659
Total Commitments	363,880	194,641